Subordinated Liabilities - Schedule of Subordinated Liabilities (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Subordinated Liabilities [abstract]
325m Sterling Preference Shares, Notional amount	£ 325	£ 325